Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
18.	SUBSEQUENT EVENTS

Borrowings

On July 9, 2025, Jiangxi Yibo entered into a bank loan in the amount of $5,596 (RMB40,000), from Bank of China Xinyu Branch with an annual interest rate of 3.00%, which will mature on July 9, 2026. The loan was guaranteed by Mr. Weidong Gu, Mr. Zhisheng Cheng, Mr. Xingzhi Huang and Jiangxi Leibotai, and was secured by the mortgage of Jiangxi Yibo’s properties.

On July 22, 2025, Jiangxi Yibo entered into a bank loan in the amount of $4,197 (RMB30,000), from Bank of China Xinyu Branch with one year maturity and an annual interest rate of 3.00%. The loan was guaranteed by Mr. Weidong Gu, Mr. Zhisheng Cheng, Mr. Xingzhi Huang and Jiangxi Leibotai, and was secured by the mortgage of Jiangxi Yibo’s properties.

On August 29, 2025, Jiangxi Yibo entered into a bank loan in the amount of $8,394 (RMB60,000), from Industrial and Commercial Bank of China Limited Xinyu High Tech Branch with an annual interest rate of 3.00%, which will mature on August 29, 2028. The loan was guaranteed by Planet Image International Limited.

On September 9, 2025, Jiangxi Yibo entered into a bank loan in the amount of $6,086 (RMB43,500), from Export Import Bank of China Jiangxi Branch with an annual interest rate 3.00%, which will mature on September 8, 2026. The loan was guaranteed by Xinyu High-Tech Investment Co., Ltd.

The Group has evaluated subsequent events from June 30, 2025 through September 16, 2025, the date the unaudited condensed consolidated financial statements were issued, and did not identify any subsequent events with material financial impact on the unaudited condensed consolidated financial statements.